Real Estate Assets, Net (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Real Estate Assets, Net
3.    Real Estate Assets, Net

The following table summarizes the carrying amounts of our consolidated real estate assets:

	September 30, 2020	December 31, 2019
Building and building improvements	$134,776,296	$52,466,583
Land and land improvements	28,182,025	10,658,155
Furniture, fixtures and equipment	3,983,344	2,015,778
Intangible assets	3,808,756	1,503,325
	170,750,421	66,643,841
Less: Accumulated depreciation and amortization	(8,367,437)	(2,738,190)
Real estate assets, net	$162,382,984	$63,905,651

Asset acquisition

On March 19, 2020, we acquired Cottonwood One Upland, a multifamily community in the Greater Boston area for $103,600,000, excluding closing costs. We funded the purchase with an initial draw of $50,000,000 from our $67,600,000 credit facility with JP Morgan and proceeds from our offerings. Acquired assets and liabilities were recorded at relative fair value as an asset acquisition.

The following table summarizes the purchase price allocation of the real estate assets acquired during the nine months ended September 30, 2020:

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood One Upland	$82,145,536	$14,514,535	$3,009,335	$1,967,566	$2,305,430	$103,942,402

The weighted-average amortization period for the intangible lease assets acquired in connection with the Cottonwood One Upland acquisition was 0.5 years.

3. Real Estate Assets, Net

The following table summarizes the carrying amounts of our consolidated real estate assets:

December 31, 2019
Building and building improvements	$52,466,583
Land and land improvements	10,658,155
Furniture, fixtures and equipment	2,015,778
Intangible assets	1,503,325
66,643,841
Less: Accumulated depreciation and amortization	(2,738,190)
Real estate assets, net	$63,905,651

We had no real estate assets as of December 31, 2018.

Asset acquisitions

On May 30, 2019, we acquired Cottonwood West Palm (formerly "Luma at West Palm Beach"), a multifamily community in West Palm Beach, Florida for $66,923,500. Acquired assets and liabilities were recorded at relative fair value as an asset acquisition (Note 2).

The following table summarizes the purchase price allocation of the real estate assets acquired during the year ended December 31, 2019:

	Allocated Amounts
Property	Building	Land	Land Improvements	Personal Property	Intangible	Total
Cottonwood West Palm	$52,276,096	$9,379,895	$1,278,260	$2,015,778	$1,503,325	$66,453,354

The weighted-average amortization period for the intangible lease assets acquired in connection with the Cottonwood West Palm acquisition was 0.5 years. As such, the intangible lease assets acquired from the Cottonwood West Palm acquisition have been fully amortized by December 31, 2019.

Approximately $190,000 of building improvements were capitalized subsequent to the acquisition of Cottonwood West Palm.